MANAGEMENT OF FINANCIAL RISK (Capital Management) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
MANAGEMENT OF FINANCIAL RISK [abstract]
Equity	$ 1,238,367	$ 1,244,756
Debt	206,847	219,175	$ 157,489
Lease obligations	57,401	21,346
Less: cash and cash equivalents	(128,148)	(80,493)
Capital amount	$ 1,374,467	$ 1,404,784